Fair Value Measurement and Disclosure (Gains and Losses on Equity Securities) (Details) - Equity Securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Total gains (losses) recognized on equity securities	$ (130)	$ 326	$ 96
Gains (Losses) recognized on equity securities sold	50	303	4
Unrealized gains (losses) recognized on equity securities held at end of period	$ (180)	$ 23	$ 92